NUCLEAR PLANT RETIREMENT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 06, 2013
Nuclear Plant [Line Items]
Nuclear decommissioning trusts	$ 1,131	$ 1,034
Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	20.00%
Nuclear Plant, Replacement Power Costs			165
Current Authorized Annual Recovery Amount, Nuclear Decommissioning Trust Funding	8
Authorized Annual Recovery Amount Nuclear Decommissioning Trust Funding Future	$ 8